John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com

Name :	Nicholas J. Kolokithas
Title:	Assistant Secretary and Senior Counsel
July 16, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	John Hancock California Tax-Free Income Fund (the “Trust”), on behalf of: John Hancock California Tax-Free Income Fund (the “Fund”) File Nos. 33-31675; 811-05979
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”) and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 35 under the Securities Act (Amendment No. 38 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”), including the Fund’s prospectus and Statement of Additional Information, Part C and Exhibits. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the 1940 Act. Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment is to become effective on October 1, 2010. No fees are required in connection with this filing.
The principal purpose of the Amendment is to amend the Trust’s Registration Statement to comply with recent amendments to Form N-1A (“Revised Form N-1A”).
Except for certain information relating to the Fund’s investment strategy, management and organization, information in the prospectus included in Amendment No. 35, as detailed in the following table, is substantially the same as the information reviewed by the staff of the Securities and Exchange Commission (the “SEC staff”) and included in Post-Effective Amendment No. 24 to the Registration Statement for John Hancock Funds III (with respect to each of its portfolio series) (File Nos. 333-125838 and 811-21777), which was filed pursuant to Rule 485(a)(1) on April 22, 2010 (Accession no. 0000950123-10-037188).

Corresponding Item of
Category of Prospectus Disclosure	Prospectus Heading(s)	Revised Form N-1A
Management and organizational information	• Who’s who	Item 10

Shareholder information and distribution arrangements	• Your account	Items 11 and 12
• Transaction policies
• Dividends and account policies
• Additional investor services

John Hancock Financial Services
Accordingly, we request that the SEC staff use the limited review procedure of Securities Act Release No. 6510 (February 15, 1984) in reviewing the Amendment.
This transmission contains a conformed signature page. One copy of the filing has been manually signed and held with the Trust’s records.
If you have any questions or comments concerning the foregoing, please call me at (617) 663-4324.
Sincerely,

/s/ Nicholas J. Kolokithas Nicholas J. Kolokithas, Esq.
Assistant Secretary and Senior Counsel